Leases - supplemental cash flow information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Cash payments for operating leases	¥ 10,003	¥ 27,617
Right-of-use assets obtained in exchange for lease obligations		¥ 14,784